Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity
Schedule of share capital	a. Share capital
	December 31, 2021	December 31, 2020
Number of ordinary nominative shares	132,197,896	121,086,781
Par value (i)	0.00027	0.56958
Share capital	36	68,968

Schedule of earnings reserves
	December 31, 2021	December 31, 2020	December 31, 2019
Retained earnings reserve	125,957	95,515	23,979